RIGHT-OF-USE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Right-of-use Assets
RIGHT-OF-USE ASSETS

11. RIGHT-OF-USE ASSETS

The Company leases office and restaurant premises under non-cancelable operating lease agreements, with an option to renew the leases. Per the new lease standard ASC 842-10-55, these leases are treated as operating leases. Management determined the loan interest rate of 4.75% is the weighted average discount rate for the lease that began in 2018. The rental expense for the six months ended June 30, 2024 and 2023 was $52,864 and $57,678, respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals.

Rights-of-use assets, net consisted of the following:

	June 30,	December 31,
	2024	2023
Leased properties under operating lease	$287,223	293,991
Less: accumulated amortization	(220,757)	(174,935)
Right-of-use assets	$66,466	119,056

The Company does not have any variable lease costs. Cash payment made under the lease agreements is $60,262 and $54,967 for the six months ended June 30, 2024 and 2023, respectively. The weighted-average remaining lease term is 0.67 and 1.16 years as of June 30, 2024 and December 31, 2023. Interest expense was $2,653 and $5,390 for the six months ended June 30,2024 and 2023 respectively.

Future lease commitments

2024	$60,767
2025	20,256
Total Lease Payments	$81,023
Less: imputed interest	$(1,395)
Present value of lease liabilities	$79,628
Lease liabilities - Current	$79,628
Lease liabilities – Non current	-

Amortization expense was recognized as lease expense in general and administrative expense. Non-cash portion of amortization expense was $42,056 and $51,877 for the six months ended June 30, 2024 and 2023, respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending	Amortization expense
2024	49,850
2025	16,616
Total	$66,466

On February 23, 2022, Shenzhen Bao’an Industrial Investment Group Co., Ltd(“Bao’an Industrial Investment”) entered a lease with Meiwu Shenzhen to lease our executive offices to us for a lease term from March 1, 2022 to February 28, 2025, at a monthly net rent of RMB49,743.65 (approximately, $7,802) from March 1, 2022 to February 28, 2023, a monthly net rent of RMB52,230.83 (approximately, $8,192) from March 1, 2023 to February 29, 2024 and a monthly net rent of RMB54,844.64 (approximately, $8,602) from March 1, 2024 to February 28, 2025.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. RIGHT-OF-USE ASSETS

The Company leases office and restaurant premises under non-cancelable operating lease agreements, with an option to renew the leases. Per the new lease standard ASC 842-10-55, these leases are treated as operating leases. Management determined the loan interest rate of 4.75% is the weighted average discount rate for the lease that began in 2018. The rental expense for the years ended December 31, 2023, 2022 and 2021 was $110,130, $96,356 and $315,516, respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals.

Rights-of-use assets, net consisted of the following:

	December 31,	December 31,
	2023	2022
Leased properties under operating lease	$293,991	337,084
Less: accumulated amortization	(174,935)	(109,481)
Right-of-use assets	$119,056	227,603

The Company does not have any variable lease costs. Cash payment made under the lease agreements is $113,981, $80,045 and $329,952 for the years ended December 31, 2023, 2022 and 2020, respectively. The weighted-average remaining lease term is 1.16 and 2.17 years as of December 31, 2023 and 2022. Interest expense was $9,303, $9,631 and $22,320 for the years ended December 31,2023,2022 and 2021 respectively.

Future lease commitments

2024	$123,438
2025	20,733
Total Lease Payments	$144,171
Less: imputed interest	$(4,124)
Present value of lease liabilities	$140,047
Lease liabilities - Current	$119,434
Lease liabilities - Non current	20,613

Amortization expense was recognized as lease expense in general and administrative expense. Non-cash portion of amortization expense was $102,322, $278,957 and $14,436 for the years ended December 31, 2023, 2022 and 2021, respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Amortization expense
2024	102,048
2025	17,008
Total	$119,056

On February 23, 2022, Shenzhen Bao’an Industrial Investment Group Co., Ltd(“Bao’an Industrial Investment”) entered a lease with Meiwu Shenzhen to lease our executive offices to us for a lease term from March 1, 2022 to February 28, 2025, at a monthly net rent of RMB49,743.65 (approximately, $7,802) from March 1, 2022 to February 28, 2023, a monthly net rent of RMB52,230.83 (approximately, $8,192) from March 1, 2023 to February 29, 2024 and a monthly net rent of RMB54,844.64 (approximately, $8,602) from March 1, 2024 to February 28, 2025.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS